Revenues, Text Details (Details) $ in Thousands	1 Months Ended	6 Months Ended
	Jul. 31, 2020 charter	Jun. 30, 2020 USD ($) charter
Disaggregation of Revenue [Line Items]
Term of charter contract		5 years
Number of vessels on long-term contracts		3
Remaining term of charter contracts		5 years
Number of vessels available to purchase		1
Period after charter, available to purchase		7 years
Purchase price | $		$ 39,000
Purchase price commission		1.00%
Annual decrease in purchase price | $		$ 1,500
Subsequent Event
Disaggregation of Revenue [Line Items]
Term of charter contract	5 years
Number of vessels on long-term contracts	3
Remaining term of charter contracts	5 years
Minimum
Disaggregation of Revenue [Line Items]
Term of charter contract		1 month
Term of charter contract, long-term		10 years
Remaining term of charter contracts		2 years
Charter contract renewal term		1 month
Maximum
Disaggregation of Revenue [Line Items]
Term of charter contract		11 months
Term of charter contract, long-term		20 years
Remaining term of charter contracts		12 years
Charter contract renewal term		12 months